SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about number and weighted average exercise prices of stock options [Table Text Block]
	Weighted
	Average
	Exercise Price	Number
	(C$)	Outstanding
As at December 31, 2022	$7.26	2,818,902
Granted	4.05	922,500
Issued as part of Nova Transaction (Note 4)	6.10	2,013,118
Exercised (1)	2.91	(779,527)
Expired	11.73	(60,000)
Forfeited	5.98	(80,000)
As at December 31, 2023	$6.83	4,834,993
Granted	4.14	160,000
Exercised (1)	3.69	(820,781)
Expired	8.43	(1,176,005)
Forfeited	4.47	(115,000)
As at December 31, 2024	$7.02	2,883,207

(1) During the year ended December 31, 2024, 771,063 stock options were exercised on a net exercise basis with a total of 163,999 Common Shares issued for the exercise (2023 - 581,226 and 264,988, respectively).

Disclosure of detailed information about pricing model with weighted average assumptions for share option granted [Table Text Block]
	Year ended
	December 31,	December 31,
	2024	2023
Risk free interest rate	3.62%	3.71%
Expected dividend yield	0%	0%
Expected stock price volatility	51%	53%
Expected life in years	3.25	3.25
Forfeiture rate	0%	0%

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]
	Exercise Price	Number	Number
Expiry Date	(C$)	Outstanding	Exercisable
January 15, 2025	$7.66	383,750	383,750
November 6, 2025	$12.85	315,000	315,000
April 27, 2026	$11.73	310,000	310,000
August 27, 2026	$9.17	217,800	217,800
July 20, 2027	$4.33	118,800	118,800
August 16, 2027	$5.98	445,000	445,000
February 22, 2028	$4.12	100,357	100,357
December 28, 2028	$4.05	832,500	416,250
July 23, 2029	$4.14	160,000	-
		2,883,207	2,306,957

Disclosure of detailed information about number and weighted average exercise prices of restricted share units [Table Text Block]
Number
Outstanding
As at December 31, 2022	721,554
Granted	587,500
Settled	(270,704)
Forfeited	(60,000)
As at December 31, 2023	978,350
Granted	300,000
Settled	(305,690)
Forfeited	(75,000)
As at December 31, 2024	897,660